Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company’s assets and liabilities measured at fair value on a recurring basis at March 31, 2023 and December 31, 2022, were as follows:

	Fair Value Measurement at March 31, 2023 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Interest rate swap derivative instruments – net asset position	$24,427	$—	$24,427	$—
Restricted cash	$106,625	$106,625	$—	$—
Restricted investments	$72,784	$—	$72,784	$—
Contingent consideration	$(85,822)	$—	$—	$(85,822)

	Fair Value Measurement at December 31, 2022 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Interest rate swap derivative instruments – net asset position	$31,807	$—	$31,807	$—
Restricted cash	$102,727	$102,727	$—	$—
Restricted investments	$66,402	$—	$66,402	$—
Contingent consideration	$(81,415)	$—	$—	$(81,415)

The Company’s assets and liabilities measured at fair value on a recurring basis at December 31, 2022 and 2021, were as follows:

	Fair Value Measurement at December 31, 2022 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Interest rate swap derivative instruments – net asset position	$31,807	$—	$31,807	$—
Restricted cash	$102,727	$102,727	$—	$—
Restricted investments	$66,402	$—	$66,402	$—
Contingent consideration	$(81,415)	$—	$—	$(81,415)

	Fair Value Measurement at December 31, 2021 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Interest rate swap derivative instruments – net liability position	$(51,081)	$—	$(51,081)	$—
Restricted cash	$72,174	$72,174	$—	$—
Restricted investments	$58,797	$—	$58,797	$—
Contingent consideration	$(94,308)	$—	$—	$(94,308)

Fair Value for Level 3 Liabilities

The following table summarizes the changes in the fair value for Level 3 liabilities related to contingent consideration for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
Beginning balance	$81,415	$94,308
Contingent consideration recorded at acquisition date	6,000	5,000
Payment of contingent consideration recorded at acquisition date	(1,319)	(3,571)
Adjustments to contingent consideration	(637)	(52)
Interest accretion expense	363	353
Ending balance	$85,822	$96,038

The following table summarizes the changes in the fair value for Level 3 liabilities related to contingent consideration for the years ended December 31, 2022 and 2021:

	Years Ended December 31,
	2022	2021
Beginning balance	$94,308	$71,736
Contingent consideration recorded at acquisition date	6,642	31,616
Payment of contingent consideration recorded at acquisition date	(16,911)	(12,934)
Payment of contingent consideration recorded in earnings	(2,982)	(520)
Adjustments to contingent consideration	(1,030)	2,954
Interest accretion expense	1,417	1,470
Foreign currency translation adjustment	(29)	(14)
Ending balance	$81,415	$94,308